PIMCO Variable Insurance Trust

Supplement Dated February 29, 2016 to the

Administrative Class Prospectus, Institutional Class Prospectus, and Advisor Class and Class M Prospectus, each dated April 30, 2015, as supplemented (the “Prospectuses”)

Disclosure Regarding the PIMCO Long-Term U.S. Government Portfolio (the “Portfolio”)

Effective immediately, the Portfolio is jointly managed by Stephen Rodosky, Michael Cudzil and Josh Thimons. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly managed by Stephen Rodosky, Michael Cudzil and Josh Thimons. Messrs. Rodosky and Thimons are Managing Directors of PIMCO and Mr. Cudzil is an Executive Vice President of PIMCO. Mr. Rodosky has managed the Portfolio since July 2007. Messrs. Cudzil and Thimons have managed the Portfolio since February 2016. Effective March 1, 2016, Mr. Rodosky has requested a temporary leave of absence and is currently expected to return to his duties with respect to the Portfolio after such temporary leave of absence.

In addition, effective immediately, disclosure concerning the Portfolio’s portfolio managers in the table in the “Management of the Portfolios—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Long-Term U.S. Government	Michael Cudzil	2/16	Executive Vice President, PIMCO. Mr. Cudzil is a portfolio manager and mortgage specialist. Prior to joining PIMCO in 2012, he worked as a managing director and head of pass-through trading at Nomura.

PIMCO Long-Term U.S. Government	Stephen Rodosky	7/07	Managing Director, PIMCO. Mr. Rodosky joined PIMCO in 2001 and specializes in portfolio management of treasuries, agencies and futures.

PIMCO Long-Term U.S. Government	Josh Thimons	2/16

Managing Director, PIMCO. Mr. Thimons focuses on interest rate derivatives. Prior to joining PIMCO in 2010, he was a managing director for the Royal Bank of Scotland, where he managed an interest rate proprietary trading group in Chicago. Previously, he was a senior vice president in portfolio management for Citadel Investment Group, focusing on interest rate and volatility trading. Prior to this, he was a director for Merrill Lynch Capital Services, managing an over-the-counter interest rate options market making desk. He has 17 years of investment experience and holds an undergraduate degree and an MBA from the Wharton School of the University of Pennsylvania.

Investors Should Retain This Supplement for Future Reference

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PIMCO Variable Insurance Trust

Supplement Dated February 29, 2016 to the

PIMCO Long-Term U.S. Government Portfolio Administrative Class Prospectus,

PIMCO Long-Term U.S. Government Portfolio Institutional Class Prospectus and

PIMCO Long-Term U.S. Government Portfolio Advisor Class Prospectus,

each dated April 30, 2015, as supplemented (the “Prospectuses”)

Disclosure Regarding the PIMCO Long-Term U.S. Government Portfolio (the “Portfolio”)

Effective immediately, the Portfolio is jointly managed by Stephen Rodosky, Michael Cudzil and Josh Thimons. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly managed by Stephen Rodosky, Michael Cudzil and Josh Thimons. Messrs. Rodosky and Thimons are Managing Directors of PIMCO and Mr. Cudzil is an Executive Vice President of PIMCO. Mr. Rodosky has managed the Portfolio since July 2007. Messrs. Cudzil and Thimons have managed the Portfolio since February 2016. Effective March 1, 2016, Mr. Rodosky has requested a temporary leave of absence and is currently expected to return to his duties with respect to the Portfolio after such temporary leave of absence.

In addition, effective immediately, disclosure concerning the Portfolio’s portfolio managers in the table in the “Management of the Portfolio—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Long-Term U.S. Government	Michael Cudzil	2/16	Executive Vice President, PIMCO. Mr. Cudzil is a portfolio manager and mortgage specialist. Prior to joining PIMCO in 2012, he worked as a managing director and head of pass-through trading at Nomura.

PIMCO Long-Term U.S. Government	Stephen Rodosky	7/07	Managing Director, PIMCO. Mr. Rodosky joined PIMCO in 2001 and specializes in portfolio management of treasuries, agencies and futures.

PIMCO Long-Term U.S. Government	Josh Thimons	2/16

Managing Director, PIMCO. Mr. Thimons focuses on interest rate derivatives. Prior to joining PIMCO in 2010, he was a managing director for the Royal Bank of Scotland, where he managed an interest rate proprietary trading group in Chicago. Previously, he was a senior vice president in portfolio management for Citadel Investment Group, focusing on interest rate and volatility trading. Prior to this, he was a director for Merrill Lynch Capital Services, managing an over-the-counter interest rate options market making desk. He has 17 years of investment experience and holds an undergraduate degree and an MBA from the Wharton School of the University of Pennsylvania.

Investors Should Retain This Supplement for Future Reference

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PIMCO Variable Insurance Trust

Supplement dated February 29, 2016 to the Statement of Additional Information

dated April 30, 2015, as supplemented (the “SAI”)

Disclosure Regarding the PIMCO Long-Term U.S. Government Portfolio (the “Portfolio”)

Effective immediately, the Portfolio is jointly managed by Stephen Rodosky, Michael Cudzil and Josh Thimons. Additionally, effective March 1, 2016, Mr. Rodosky has requested a temporary leave of absence and is currently expected to return to his duties with respect to the Portfolio after such temporary leave of absence. Therefore, effective immediately, corresponding changes are made in the tables and accompanying footnotes in the subsections titled “Portfolio Managers—Other Accounts Managed” and “Portfolio Managers—Securities Ownership” in the SAI.

Investors Should Retain This Supplement for Future Reference

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